Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share [Abstract]
Loss Per Share

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Loss attributable to shareholders (in $’000)	(15,146)	(9,289)	(34,113)	(20,101)
Weighted average number of shares in issue	66,534,362	62,028,736	64,296,628	60,039,492
Basic and diluted loss per share (in USD)	(0.23)	(0.15)	(0.53)	(0.33)